FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2014
Derivative liability	$ (444,018,000)
Derivative liability - note, redeemable common stock, and warrant bifurcation [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liability	205,339,000
Put option derivative liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 238,679,000